UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04550
NEW YORK LIFE INVESTMENTS FUNDS
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
EXPLANATORY NOTE
This Form N-CSR/A is being filed solely to include a corrected version of the Annual Tailored Shareholder Report for the NYLI MacKay High Yield Corporate Bond Fund previously filed under Item 1 of Form N-CSR. The correction relates to a presentation issue in the Top 10 Holdings summary section. The correction does not impact the Fund’s net asset value, financial statements, interest income, or performance.
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI MacKay High Yield Corporate Bond Fund
Class A/MHCAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	1.20%	3.89%	4.72%
Class A Shares - Excluding sales charges		5.96%	4.85%	5.20%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11A-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class C/MYHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.91%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	4.00%	3.91%	4.29%
Class C Shares - Excluding sales charges		4.99%	3.91%	4.29%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11C-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class I/MHYIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	6.43%	5.15%	5.47%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11I-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R2/MHYRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.07%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	6.06%	4.79%	5.12%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay High Yield Corporate Bond Fund
Class R3/MHYTX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.32%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	5.81%	4.53%	5.59%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.81%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	6.67%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.55%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11R2-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R6/MHYSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.57%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	6.61%	5.29%	5.60%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11R3-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Investor Class/MHHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$119	1.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.68%	3.86%	4.61%
Investor Class Shares - Excluding sales charges		5.92%	4.71%	5.10%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11R6-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
SIMPLE Class/MHHSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$120	1.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.90%	4.58%	4.28%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.18%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	4.67%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11INV-12/25
NYLI MacKay High Yield Corporate Bond Fund

FORM N-CSR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” (as defined by Section 2(a)(19) of Investment Company Act of 1940, as amended (“1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2025 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $880,350.

The aggregate fees billed for the fiscal year ended October 31, 2024 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $863,530.

(b) Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended October 31, 2025; and (ii) $0 for the fiscal year ended October 31, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended October 31, 2025; and (ii) $0 during the fiscal year ended October 31, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended October 31, 2025; and (ii) $0 during the fiscal year ended October 31, 2024.

(e) Pre-Approval Policies and Procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2025 and October 31, 2024 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $67,062 for the fiscal year ended October 31, 2025; and (ii) $0 for the fiscal year ended October 31, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended October 31, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI MacKay High Yield Corporate Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 94.0%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 16,000,000	$ 15,720,000
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,859,000
1.125%, due 3/15/28	29,800,000	25,181,000
		31,040,000
Total Convertible Bonds (Cost $50,433,291)		46,760,000
Corporate Bonds 86.7%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,690,000	7,930,376
7.75%, due 4/15/28	17,605,000	17,471,711
Lamar Media Corp.
3.625%, due 1/15/31	32,590,000	30,492,847
3.75%, due 2/15/28	11,750,000	11,426,285
4.00%, due 2/15/30	33,500,000	32,145,886
4.875%, due 1/15/29	11,500,000	11,398,761
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,457,890
5.00%, due 8/15/27	10,000,000	9,959,757
7.375%, due 2/15/31	5,000,000	5,281,824
		131,565,337
Aerospace & Defense 3.0%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	11,500,000	11,873,808
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	13,150,000	13,129,420
TransDigm, Inc.
4.625%, due 1/15/29	24,500,000	24,098,153
4.875%, due 5/1/29	13,245,000	13,123,053
6.00%, due 1/15/33 (a)	28,500,000	28,952,666
6.375%, due 3/1/29 (a)	78,065,000	80,187,197
6.375%, due 5/31/33 (a)	50,940,000	51,924,772
6.625%, due 3/1/32 (a)	33,150,000	34,279,719
6.75%, due 8/15/28 (a)	31,380,000	31,999,033
6.75%, due 1/31/34 (a)	19,950,000	20,673,846
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.875%, due 12/15/30 (a)	$ 12,250,000	$ 12,718,109
7.125%, due 12/1/31 (a)	11,560,000	12,060,155
		335,019,931
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	5,750,000	5,811,508
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,499,998	1,503,811
5.75%, due 4/20/29	10,000,000	10,089,470
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,019,859
		18,613,140
Apparel 0.1%
William Carter Co. (The)
7.375%, due 2/15/31 (a)(b)	9,190,000	9,145,691
Auto Manufacturers 0.7%
General Motors Financial Co., Inc.
5.25%, due 3/1/26	5,000,000	5,003,711
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	57,540,000	60,213,423
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	15,385,000	13,306,307
		78,523,441
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,070,743
8.25%, due 4/15/31	6,250,000	6,528,870
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	9,000,000	9,026,760
7.75%, due 10/15/33	10,240,000	10,254,422
Clarios Global LP
6.75%, due 2/15/30 (a)	5,000,000	5,183,400
Forvia SE
6.75%, due 9/15/33 (a)	7,000,000	7,100,604
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	16,800,000	17,680,572
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	40,829,747

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (a)(c) (continued)
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	$ 39,000,000	$ 40,403,064
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	18,655,000	19,450,654
Phinia, Inc. (a)
6.625%, due 10/15/32	8,910,000	9,165,236
6.75%, due 4/15/29	16,150,000	16,660,550
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	37,125,000	22,200,379
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	23,620,380
ZF North America Capital, Inc.
7.50%, due 3/24/31 (a)	24,700,000	23,751,282
		254,926,663
Banks 0.1%
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	6,000,000	6,140,118
Building Materials 1.5%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	34,002,125
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	30,195,000	30,016,877
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,421,911
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,779,705
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	54,355,000	56,377,658
6.75%, due 3/1/33	18,500,000	19,250,323
		166,848,599
Chemicals 3.4%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	37,961,826	13,921,770
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	16,192,856	14,745,957
Avient Corp.
7.125%, due 8/1/30 (a)	11,745,000	12,088,107
	Principal Amount	Value

Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	$ 4,000,000	$ 4,193,844
Celanese US Holdings LLC (d)
6.665%, due 7/15/27	1,909,000	1,959,640
6.83%, due 7/15/29	2,500,000	2,553,350
6.85%, due 11/15/28	3,000,000	3,107,457
6.879%, due 7/15/32	10,000,000	10,047,930
7.05%, due 11/15/30	11,000,000	11,193,897
7.20%, due 11/15/33	2,500,000	2,563,360
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(c)	25,737,855	14,168,540
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	55,115,550	52,359,772
Inversion Escrow Issuer LLC
6.75%, due 8/1/32 (a)	17,075,000	16,672,184
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	4,700,000	4,554,478
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	24,054,336
7.00%, due 12/1/31	8,385,000	8,894,556
8.50%, due 11/15/28	14,360,000	15,054,191
9.00%, due 2/15/30	22,710,000	24,285,506
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	14,022,000	14,271,732
7.25%, due 2/15/33	17,300,000	17,219,890
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	15,335,000	15,605,402
6.25%, due 8/15/33	11,525,000	11,835,702
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	10,000,000	9,890,718
SCIL IV LLC
5.375%, due 11/1/26 (a)	9,000,000	8,984,269
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	44,380,000	43,640,110
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	17,840,000	17,854,272
		375,720,970
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	17,000,000	17,991,083

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Coal (continued)
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	$ 6,625,000	$ 6,103,920
		24,095,003
Commercial Services 3.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	2,750,000	2,491,829
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	9,225,000	9,247,168
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,535,925
Block, Inc.
5.625%, due 8/15/30 (a)	15,595,000	15,830,625
6.00%, due 8/15/33 (a)	13,290,000	13,588,972
6.50%, due 5/15/32	2,950,000	3,060,784
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	30,551,970
4.875%, due 7/1/29	69,596,000	64,925,009
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	23,880,000	24,272,209
GEO Group, Inc. (The)
8.625%, due 4/15/29	5,000,000	5,276,590
10.25%, due 4/15/31	15,250,000	16,700,321
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	43,422,578
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	8,605,000	9,006,673
Korn Ferry
4.625%, due 12/15/27 (a)	9,685,000	9,608,542
Matthews International Corp.
8.625%, due 10/1/27 (a)	12,100,000	12,458,571
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	16,375,000	16,538,427
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	30,274,000	29,597,010
OT Midco, Inc.
10.00%, due 2/15/30 (a)	23,155,000	13,546,269
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	7,420,000	7,582,350
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	14,800,000	15,355,710
United Rentals North America, Inc.
3.875%, due 2/15/31	8,885,000	8,435,241
4.875%, due 1/15/28	12,760,000	12,750,388
	Principal Amount	Value

Commercial Services (continued)
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	$ 19,500,000	$ 19,244,398
6.625%, due 6/15/29	14,250,000	14,671,387
6.625%, due 4/15/30	9,000,000	9,306,981
7.375%, due 10/1/31	10,515,000	11,005,008
		432,010,935
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	25,050,000	26,069,660
CACI International, Inc.
6.375%, due 6/15/33 (a)	16,600,000	17,259,352
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	6,000,000	6,353,718
Gartner, Inc.
3.75%, due 10/1/30 (a)	5,000,000	4,730,366
McAfee Corp.
7.375%, due 2/15/30 (a)	7,485,000	6,852,072
		61,265,168
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	21,369,564
5.50%, due 6/1/28	20,505,000	20,476,268
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	19,190,000	19,351,983
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	40,485,000	37,558,971
5.125%, due 1/15/28	26,880,000	26,795,608
		125,552,394
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	7,455,000	7,234,761
Gates Corp.
6.875%, due 7/1/29 (a)	3,215,000	3,337,845
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,569,848
7.75%, due 3/15/31	29,540,000	30,828,801
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	14,165,000	13,927,692
		68,898,947
Diversified Financial Services 3.5%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	19,867,000	20,030,168
10.00%, due 8/15/30	11,600,000	12,621,415
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	4,000,000	4,249,219
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Enact Holdings, Inc.
6.25%, due 5/28/29	$ 5,750,000	$ 6,017,799
Jane Street Group (a)
6.125%, due 11/1/32	47,310,000	48,141,520
6.75%, due 5/1/33	11,530,000	12,027,748
7.125%, due 4/30/31	58,500,000	61,388,028
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	18,850,000	17,848,634
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	21,435,000	22,144,413
8.00%, due 8/1/33	7,550,000	7,745,862
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	9,224,032
5.75%, due 9/15/31	7,000,000	6,983,217
6.75%, due 2/15/34	11,100,000	11,377,333
6.875%, due 2/15/33	5,000,000	5,172,187
7.125%, due 11/15/30	17,000,000	17,798,626
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	11,025,000	11,419,232
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	6,565,000	6,918,118
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	16,980,000	17,514,921
6.375%, due 8/1/33	12,205,000	12,714,315
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	27,290,000	28,234,343
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	37,305,000	39,509,614
UWM Holdings LLC
6.25%, due 3/15/31 (a)	13,675,000	13,650,399
		392,731,143
Electric 4.5%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	12,000,000	12,331,044
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	24,940,000	24,800,374
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	15,480,000	15,326,395
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (e)	10,100,000	10,055,070
	Principal Amount	Value

Electric (continued)
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/28 (a)(c)(g)	$ 5,295,739	$ 5,025,656
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	10,500,000	10,022,503
Lightning Power LLC
7.25%, due 8/15/32 (a)	38,415,000	40,691,396
NRG Energy, Inc. (a)
5.75%, due 1/15/34	24,520,000	24,692,877
6.00%, due 2/1/33	12,500,000	12,751,025
6.00%, due 1/15/36	41,995,000	42,717,850
6.25%, due 11/1/34	7,000,000	7,207,242
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	6,000,000	5,850,135
PG&E Corp.
5.00%, due 7/1/28	19,310,000	19,175,363
5.25%, due 7/1/30	15,000,000	14,844,078
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	24,550,000	25,174,780
6.50%, due 2/1/36	29,385,000	30,434,140
8.625%, due 6/1/30	55,045,000	58,410,066
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,775,998
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,381,895
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	35,500,000	36,371,241
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,186,132
VoltaGrid LLC
7.375%, due 11/1/30 (a)	16,490,000	16,771,186
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	11,542,000	11,371,692
4.50%, due 9/15/27	9,450,000	9,242,694
7.25%, due 1/15/29	4,000,000	4,114,668
8.375%, due 1/15/31	17,090,000	17,880,874
8.625%, due 3/15/33	14,190,000	14,888,404
		507,494,778

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electrical Components & Equipment 0.4%
EnerSys
6.625%, due 1/15/32 (a)	$ 10,000,000	$ 10,278,170
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,748,768
6.375%, due 3/15/33	7,300,000	7,625,784
6.625%, due 3/15/32	19,720,000	20,611,344
		46,264,066
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	12,000,000	12,116,400
Engineering & Construction 0.9%
AECOM
6.00%, due 8/1/33 (a)	24,730,000	25,379,410
Arcosa, Inc.
6.875%, due 8/15/32 (a)	23,860,000	24,988,363
Artera Services LLC
8.50%, due 2/15/31 (a)	17,230,000	14,869,302
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	14,449,385
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	21,076,256
		100,762,716
Entertainment 4.5%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,395,000	6,167,876
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	20,082,987
Brightstar Lottery plc
6.25%, due 1/15/27 (a)	6,900,000	6,968,324
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	29,875,000	28,499,955
6.50%, due 2/15/32	9,000,000	9,074,943
7.00%, due 2/15/30	19,750,000	20,321,150
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	51,025,000	50,565,877
5.50%, due 4/1/27	40,174,000	40,159,554
5.75%, due 4/1/30	27,000,000	27,082,998
6.75%, due 5/1/31	12,800,000	13,087,245
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	5,000,000	5,062,500
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	26,374,000	25,549,813
6.75%, due 2/15/29	8,775,000	8,493,761
	Principal Amount	Value

Entertainment (continued)
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	$ 13,330,000	$ 13,271,081
7.25%, due 11/15/29	15,665,000	16,071,021
7.50%, due 9/1/31	18,000,000	18,685,314
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,000,000	11,961,463
6.50%, due 5/15/27	39,280,000	39,616,040
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	12,050,000	10,097,247
Motion Bondco DAC
6.625%, due 11/15/27 (a)	20,500,000	19,841,384
Motion Finco SARL
8.375%, due 2/15/32 (a)	15,185,000	12,772,705
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	20,000,000	20,211,900
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	17,975,000	18,121,505
Voyager Parent LLC
9.25%, due 7/1/32 (a)	26,325,000	27,598,683
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	22,000,000	20,150,625
5.05%, due 3/15/42	12,700,000	10,194,671
		499,710,622
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	11,000,000	11,241,944
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	12,100,000	12,543,076
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,000,000	12,473,088
		36,258,108
Food 1.8%
Albertsons Cos., Inc.
5.75%, due 3/31/34 (a)	9,275,000	9,315,867
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	4,000,000	3,647,724
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	28,465,050	29,920,338
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,620,109
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	19,509,000	20,148,017
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	$ 19,000,000	$ 18,529,682
5.50%, due 10/15/27	5,000,000	5,001,070
6.125%, due 9/15/32	13,250,000	13,603,749
Post Holdings, Inc. (a)
5.50%, due 12/15/29	5,000,000	5,002,510
6.375%, due 3/1/33	5,000,000	5,063,970
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	46,335,000	44,396,189
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	27,018,000	27,026,349
		204,275,574
Forest Products & Paper 0.6%
Mercer International, Inc.
5.125%, due 2/1/29	63,300,000	40,929,495
12.875%, due 10/1/28 (a)	25,375,000	21,067,523
		61,997,018
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	20,545,000	21,061,421
Healthcare-Products 1.6%
180 Medical, Inc.
3.875%, due 10/15/29 (a)	4,075,000	3,936,340
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	31,040,000	32,436,800
Hologic, Inc. (a)
3.25%, due 2/15/29	38,100,000	37,608,506
4.625%, due 2/1/28	10,205,000	10,181,174
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	17,250,000	18,245,325
Teleflex, Inc.
4.25%, due 6/1/28 (a)	37,960,000	37,192,525
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	40,202,000	41,005,397
		180,606,067
Healthcare-Services 3.2%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	6,600,000	6,458,345
5.50%, due 7/1/28	9,340,000	9,278,985
	Principal Amount	Value

Healthcare-Services (continued)
DaVita, Inc. (a)
3.75%, due 2/15/31	$ 18,035,000	$ 16,558,317
4.625%, due 6/1/30	13,490,000	13,026,701
Encompass Health Corp.
4.50%, due 2/1/28	23,970,000	23,787,956
4.625%, due 4/1/31	9,200,000	8,974,871
4.75%, due 2/1/30	23,300,000	23,054,590
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	8,000,000	7,680,314
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	16,600,000	17,369,327
HCA, Inc.
7.50%, due 11/6/33	31,500,000	36,454,105
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	29,068,437
5.00%, due 5/15/27	5,000,000	4,998,406
6.25%, due 6/1/32	40,300,000	42,003,320
6.50%, due 5/15/30	6,000,000	6,231,288
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	19,773,000	19,133,500
8.375%, due 2/15/32	20,120,000	21,725,375
10.00%, due 6/1/32	27,175,000	28,904,363
11.00%, due 10/15/30	22,800,000	25,139,338
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,500,000	10,694,670
6.75%, due 5/15/31	10,000,000	10,374,800
		360,917,008
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	27,854,875
7.625%, due 2/15/31	30,250,000	30,987,918
		58,842,793
Home Builders 1.1%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	15,860,000	15,860,888
Century Communities, Inc.
3.875%, due 8/15/29 (a)	11,295,000	10,591,178
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	26,930,000	26,917,429
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,809,251
4.95%, due 2/1/28	7,500,000	7,476,144
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,661,404
4.75%, due 4/1/29	6,250,000	6,116,736

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Home Builders (continued)
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	$ 12,500,000	$ 13,106,613
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	17,777,000	17,742,427
		128,282,070
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,838,786
4.125%, due 4/30/31 (a)	14,875,000	13,928,679
		28,767,465
Housewares 1.1%
Newell Brands, Inc.
6.375%, due 5/15/30	31,650,000	30,067,500
6.625%, due 5/15/32	14,000,000	13,160,000
8.50%, due 6/1/28 (a)	13,410,000	13,757,547
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	27,461,000	25,422,067
4.375%, due 2/1/32	19,465,000	17,994,334
4.50%, due 10/15/29	26,750,000	26,054,660
		126,456,108
Insurance 1.0%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	11,000,000	11,287,804
Broadstreet Partners Group LLC
5.875%, due 4/15/29 (a)	8,500,000	8,469,733
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,521,844
HUB International Ltd.
7.25%, due 6/15/30 (a)	10,000,000	10,439,980
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,855,940
NMI Holdings, Inc.
6.00%, due 8/15/29	5,675,000	5,851,209
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	15,000,000	15,502,155
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	19,710,000	20,038,783
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,353,600
		111,321,048
Internet 0.9%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	25,000,000	24,900,287
	Principal Amount	Value

Internet (continued)
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	$ 16,900,000	$ 16,138,897
7.00%, due 6/15/27	11,210,000	11,184,761
Gen Digital, Inc. (a)
6.25%, due 4/1/33	6,500,000	6,691,380
6.75%, due 9/30/27	10,000,000	10,154,930
7.125%, due 9/30/30	8,000,000	8,256,264
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	4,500,000	4,284,883
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	9,020,000	9,080,578
Netflix, Inc.
5.875%, due 11/15/28	7,000,000	7,364,337
		98,056,317
Investment Companies 0.3%
Ares Capital Corp.
5.50%, due 9/1/30	11,170,000	11,256,617
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	25,844,500	23,410,146
Icahn Enterprises LP
6.25%, due 5/15/26	2,554,000	2,552,548
		37,219,311
Iron & Steel 1.4%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,755,837
Big River Steel LLC
6.625%, due 1/31/29 (a)	41,082,000	41,151,059
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	30,150,000	31,212,938
8.00%, due 11/1/27	5,465,000	5,581,536
8.50%, due 5/1/30	24,729,000	25,780,675
9.25%, due 10/1/28	27,835,000	29,185,164
		155,667,209
Leisure Time 0.4%
Carnival Corp. (a)
5.75%, due 8/1/32	23,630,000	24,274,690
6.00%, due 5/1/29	2,000,000	2,030,000
7.00%, due 8/15/29	5,000,000	5,257,930
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	16,905,000	13,205,347
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (a)	5,000,000	5,084,981
		49,852,948
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 39,340,000	$ 39,132,736
4.75%, due 6/15/31 (a)	51,375,000	49,468,474
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	36,435,875
4.875%, due 1/15/30	41,960,000	41,899,401
5.75%, due 5/1/28 (a)	12,500,000	12,513,937
5.75%, due 9/15/33 (a)	12,425,000	12,657,969
5.875%, due 3/15/33 (a)	33,000,000	33,825,952
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	8,500,000	8,565,603
		234,499,947
Machinery—Construction & Mining 0.3%
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,856,000	28,427,619
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,514,812
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	17,713,458
Regal Rexnord Corp.
6.05%, due 2/15/26	5,350,000	5,365,758
6.05%, due 4/15/28	5,000,000	5,172,105
6.30%, due 2/15/30	4,000,000	4,233,744
6.40%, due 4/15/33	7,000,000	7,502,665
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	53,221,000	53,159,652
		105,662,194
Media 5.8%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	13,195,000	12,373,449
Cable One, Inc.
4.00%, due 11/15/30 (a)	12,195,000	9,634,175
CCO Holdings LLC
4.25%, due 2/1/31 (a)	27,090,000	24,519,661
4.25%, due 1/15/34 (a)	18,750,000	15,744,817
4.50%, due 8/15/30 (a)	23,500,000	22,029,234
4.50%, due 5/1/32	59,895,000	53,271,194
	Principal Amount	Value

Media (continued)
CCO Holdings LLC (continued)
4.75%, due 3/1/30 (a)	$ 31,835,000	$ 30,270,790
5.00%, due 2/1/28 (a)	24,000,000	23,759,124
5.125%, due 5/1/27 (a)	32,000,000	31,815,517
5.375%, due 6/1/29 (a)	12,495,000	12,331,612
CSC Holdings LLC (a)
5.50%, due 4/15/27	15,250,000	14,150,237
5.75%, due 1/15/30	20,500,000	7,682,088
6.50%, due 2/1/29	21,630,000	14,876,712
7.50%, due 4/1/28	11,650,000	7,820,758
11.25%, due 5/15/28	16,155,000	14,174,122
11.75%, due 1/31/29	18,750,000	14,811,759
Directv Financing LLC (a)
5.875%, due 8/15/27	15,243,000	15,243,716
8.875%, due 2/1/30	4,210,000	4,185,073
Discovery Communications LLC
3.625%, due 5/15/30	9,540,000	8,829,270
4.125%, due 5/15/29	18,000,000	17,412,480
Gray Media, Inc. (a)
7.25%, due 8/15/33	10,000,000	9,790,685
9.625%, due 7/15/32	13,400,000	13,466,012
10.50%, due 7/15/29	10,450,000	11,261,223
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	15,800,000	9,557,578
6.75%, due 10/15/27	56,917,000	35,601,014
Midcontinent Communications
8.00%, due 8/15/32 (a)	6,500,000	6,620,842
News Corp. (a)
3.875%, due 5/15/29	28,380,000	27,367,773
5.125%, due 2/15/32	13,545,000	13,407,780
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,500,000	3,164,617
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	23,133,343
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	9,425,000	9,403,126
5.50%, due 7/1/29	8,140,000	8,151,404
TEGNA, Inc.
4.625%, due 3/15/28	5,000,000	4,935,007
Univision Communications, Inc.
9.375%, due 8/1/32 (a)	17,400,000	18,366,966
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	32,085,000	32,705,112
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	24,545,790
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	17,050,000	16,736,802

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	$ 6,000,000	$ 5,451,098
Ziggo BV
4.875%, due 1/15/30 (a)	17,000,000	16,045,442
		644,647,402
Metal Fabricate & Hardware 0.5%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	18,270,053
6.375%, due 6/15/30	14,615,000	14,888,798
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	13,100,000	13,371,432
Vallourec SACA
7.50%, due 4/15/32 (a)	10,000,000	10,628,740
		57,159,023
Mining 1.8%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	18,500,000	19,553,372
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	10,251,370
6.375%, due 9/15/32	18,020,000	18,648,105
Century Aluminum Co.
6.875%, due 8/1/32 (a)	23,640,000	24,303,740
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	15,735,000	16,375,776
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	24,350,000	24,399,455
First Quantum Minerals Ltd. (a)
7.25%, due 2/15/34	13,425,000	13,942,010
8.625%, due 6/1/31	8,500,000	8,902,016
9.375%, due 3/1/29	16,850,000	17,829,339
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	43,085,000	42,923,681
		197,128,864
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,810,234
6.375%, due 3/15/33	10,790,000	11,166,949
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	25,750,000	26,713,113
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,685,697
	Principal Amount	Value

Miscellaneous—Manufacturing (continued)
Enpro, Inc.
6.125%, due 6/1/33 (a)	$ 7,000,000	$ 7,160,762
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	7,510,000	7,403,690
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	18,775,000	19,460,175
		99,400,620
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	11,952,000	11,933,682
Oil & Gas 5.5%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	9,250,000	9,433,122
9.00%, due 11/1/27	11,295,000	13,310,367
Chord Energy Corp. (a)
6.00%, due 10/1/30	14,500,000	14,534,508
6.75%, due 3/15/33	1,615,000	1,649,206
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	14,790,000	14,661,914
6.75%, due 3/1/29	14,000,000	13,862,586
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	4,860,000	5,000,940
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	7,000,000	6,786,805
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	29,785,000	31,620,977
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,248,281
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,887,847
6.00%, due 2/1/31	12,845,000	12,161,914
Matador Resources Co. (a)
6.25%, due 4/15/33	16,680,000	16,655,342
6.50%, due 4/15/32	11,250,000	11,353,669
6.875%, due 4/15/28	6,100,000	6,216,223
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	16,850,000	16,264,348
Murphy Oil Corp.
6.00%, due 10/1/32	11,250,000	11,087,441
Noble Finance II LLC
8.00%, due 4/15/30 (a)	38,500,000	39,956,955
Occidental Petroleum Corp.
6.45%, due 9/15/36	6,850,000	7,271,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
7.15%, due 5/15/28	$ 4,000,000	$ 4,263,480
Parkland Corp. (a)
4.50%, due 10/1/29	25,035,000	24,166,416
4.625%, due 5/1/30	18,195,000	17,652,294
5.875%, due 7/15/27	16,025,000	16,003,067
Parkland Corp. Escrow Claim Shares (g)(h)
4.50%, due 10/1/29	25,035,000	—
4.625%, due 5/1/30	18,195,000	—
5.875%, due 7/15/27	16,025,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	10,200,000	10,813,387
Permian Resources Operating LLC
5.875%, due 7/1/29 (a)	7,000,000	7,006,118
Range Resources Corp.
4.75%, due 2/15/30 (a)	5,000,000	4,892,624
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	19,515,000	19,963,772
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,153,327
6.75%, due 8/1/29 (a)	12,750,000	12,723,369
7.00%, due 8/1/32 (a)	8,500,000	8,315,254
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,993,960
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,000,000	24,676,296
9.375%, due 2/1/31	29,745,000	30,419,888
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	40,500,000	39,262,366
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	8,676,923	8,900,588
Transocean International Ltd. (a)
8.25%, due 5/15/29	6,000,000	6,035,124
8.75%, due 2/15/30	38,118,750	39,999,110
Vital Energy, Inc. (a)
7.75%, due 7/31/29	23,958,000	23,554,011
7.875%, due 4/15/32	16,800,000	15,898,814
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	20,055,000	20,014,046
		610,671,661
	Principal Amount	Value

Oil & Gas Services 1.0%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	$ 37,250,000	$ 37,244,375
Kodiak Gas Services LLC
6.75%, due 10/1/35 (a)	7,750,000	7,981,066
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	14,142,962
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,690,853
SESI LLC
7.875%, due 9/30/30 (a)	19,000,000	18,646,614
Tidewater, Inc.
9.125%, due 7/15/30 (a)	23,075,000	24,628,709
		113,334,579
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	14,500,000	14,484,366
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	2,225,000	2,305,042
		16,789,408
Pharmaceuticals 2.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	16,195,000	16,928,788
Bausch Health Cos., Inc. (a)
11.00%, due 9/30/28	34,372,000	36,030,105
14.00%, due 10/15/30	1,974,000	2,001,991
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,581,000	28,439,128
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	39,330,000	41,686,772
Jazz Securities DAC
4.375%, due 1/15/29 (a)	59,385,000	58,185,191
Organon & Co. (a)
4.125%, due 4/30/28	34,520,000	32,842,918
5.125%, due 4/30/31	43,935,000	33,677,794
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)(j)	62,797,000	—
		249,792,687
Pipelines 4.4%
Antero Midstream Partners LP (a)
5.75%, due 1/15/28	14,995,000	14,989,114
5.75%, due 10/15/33	11,000,000	10,984,211
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,827,608
6.875%, due 7/1/29	17,708,000	18,339,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Energy Transfer LP
4.40%, due 3/15/27	$ 14,700,000	$ 14,725,056
4.95%, due 5/15/28	16,000,000	16,235,598
Excelerate Energy LP
8.00%, due 5/15/30 (a)	28,625,000	30,221,874
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,334,184
Global Partners LP
7.125%, due 7/1/33 (a)	4,585,000	4,649,928
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	26,967,225
7.50%, due 5/15/32	5,000,000	5,181,645
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,525,307
5.875%, due 3/1/28	10,000,000	10,205,900
6.50%, due 6/1/29	7,500,000	7,771,523
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	26,994,118
NuStar Logistics LP
6.00%, due 6/1/26	16,000,000	16,054,560
Plains All American Pipeline LP
Series B
8.583% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	45,303,000	45,354,691
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,810,490
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,446,541
4.95%, due 7/15/29	8,250,000	8,179,090
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (e)	10,000,000	10,410,490
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,424,651
6.75%, due 3/15/34	13,700,000	13,594,648
7.375%, due 2/15/29	29,250,000	30,112,729
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	14,490,000	15,158,714
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	14,110,000	14,535,064
9.50%, due 2/1/29	16,865,000	18,151,175
	Principal Amount	Value

Pipelines (continued)
Venture Global Plaquemines LNG LLC (a)
6.50%, due 1/15/34	$ 19,815,000	$ 20,755,281
6.75%, due 1/15/36	9,495,000	10,056,259
7.50%, due 5/1/33	1,500,000	1,649,549
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	5,001,228
4.75%, due 8/15/28	12,000,000	12,088,629
		491,736,122
Real Estate Investment Trusts 1.9%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	12,200,000	12,856,689
CTR Partnership LP
3.875%, due 6/30/28 (a)	9,000,000	8,823,518
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	11,115,000	11,168,130
6.375%, due 8/1/30	18,415,000	18,655,143
MPT Operating Partnership LP
4.625%, due 8/1/29	11,485,000	9,390,270
5.00%, due 10/15/27	20,640,000	19,858,252
8.50%, due 2/15/32 (a)	13,250,000	13,881,800
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,837,724
4.75%, due 10/15/27	28,050,000	27,987,322
6.50%, due 4/1/32 (a)	13,000,000	13,373,399
6.50%, due 6/15/33 (a)	10,460,000	10,795,944
7.25%, due 7/15/28 (a)	8,660,000	8,929,690
Starwood Property Trust, Inc.
5.75%, due 1/15/31 (a)	13,600,000	13,791,921
Uniti Group LP (a)
4.75%, due 4/15/28	16,560,000	16,185,522
6.50%, due 2/15/29	17,170,000	16,069,847
		211,605,171
Retail 4.8%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	19,585,000	19,231,454
4.00%, due 10/15/30	55,052,000	52,045,517
5.625%, due 9/15/29	11,000,000	11,195,481
6.125%, due 6/15/29	19,500,000	20,038,083
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,946,775
4.75%, due 3/1/30	18,525,000	18,106,700
5.00%, due 2/15/32 (a)	14,110,000	13,587,123
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	9,250,000	9,858,502
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	$ 9,500,000	$ 9,216,747
6.375%, due 1/15/30	4,535,000	4,625,741
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	31,216,699
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,249,433
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,000,000	46,727,323
8.25%, due 8/1/31	17,300,000	18,201,987
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,406,561
5.625%, due 5/1/27	16,817,000	16,815,846
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	21,634,000	21,020,890
PetSmart LLC
7.50%, due 9/15/32 (a)	7,000,000	6,982,150
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	14,000,000	14,493,542
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	14,618,004	6,395,084
SGUS LLC
11.00%, due 12/15/29 (a)	28,293,183	24,403,153
Sonic Automotive, Inc.
4.875%, due 11/15/31 (a)	13,870,000	13,196,747
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	38,371,208
4.625%, due 1/31/32	46,500,000	45,408,185
4.75%, due 1/15/30 (a)	20,935,000	20,882,637
5.375%, due 4/1/32	30,000,000	30,329,190
		540,952,758
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	14,700,000	14,954,031
Software 3.0%
Camelot Finance SA
4.50%, due 11/1/26 (a)	2,798,000	2,786,888
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	36,355,000	36,629,407
6.625%, due 8/15/33	15,900,000	15,936,427
8.25%, due 6/30/32	6,000,000	6,304,884
9.00%, due 9/30/29	15,380,000	15,908,149
Fair Isaac Corp. (a)
5.25%, due 5/15/26	11,250,000	11,264,974
	Principal Amount	Value

Software (continued)
Fair Isaac Corp. (a) (continued)
6.00%, due 5/15/33	$ 22,300,000	$ 22,699,081
MSCI, Inc. (a)
3.625%, due 9/1/30	7,500,000	7,134,890
3.875%, due 2/15/31	7,000,000	6,696,302
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	20,105,175
6.90%, due 12/1/27	11,340,000	11,804,237
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	37,897,000	36,174,472
4.125%, due 12/1/31	10,800,000	10,054,758
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,792,839
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,760,593
6.50%, due 6/1/32	17,980,000	18,640,441
UKG, Inc.
6.875%, due 2/1/31 (a)	44,500,000	45,806,431
		331,499,948
Telecommunications 2.3%
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (e)	6,500,000	6,783,400
Connect Finco SARL
9.00%, due 9/15/29 (a)	4,000,000	4,235,656
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (c)	23,846,250	23,914,152
10.75%, due 11/30/29	22,605,000	24,885,267
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,989,394
5.875%, due 10/15/27	7,500,000	7,494,229
8.625%, due 3/15/31	26,195,000	27,653,642
Iliad Holding SAS (a)
7.00%, due 4/15/32	12,530,000	12,822,851
8.50%, due 4/15/31	10,000,000	10,732,660
Rogers Communications, Inc. (e)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	15,500,000	16,206,157
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	16,675,000	17,847,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Sprint Capital Corp.
6.875%, due 11/15/28	$ 25,420,000	$ 27,310,499
TELUS Corp.
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55 (e)	17,000,000	17,537,998
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	12,500,000	12,530,711
7.75%, due 4/15/32	7,500,000	7,775,070
Windstream Services LLC
8.25%, due 10/1/31 (a)	33,000,000	33,697,815
		259,417,012
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	7,000,000	7,010,785
Transportation 1.3%
Clue Opco LLC
9.50%, due 10/15/31 (a)	14,830,000	15,117,420
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	23,947,894
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	52,660,000	49,754,437
Watco Cos. LLC
7.125%, due 8/1/32 (a)	50,350,000	52,160,083
		140,979,834
Total Corporate Bonds (Cost $9,720,515,672)		9,680,401,382
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
9.125% (5 Year Treasury Constant Maturity Rate + 5.411%), due 3/15/33 (a)(e)(f)	3,325,000	3,851,010
Total Foreign Government Bond (Cost $3,788,966)		3,851,010
	Principal Amount	Value
Loan Assignments 6.9%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
7.226% (3 Month SOFR + 3.25%), due 3/27/31 (e)	$ 13,962,121	$ 13,995,574
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.715% (1 Month SOFR + 2.75%), due 1/28/32 (e)	12,900,000	12,857,004
Tenneco, Inc.
First Lien Term Loan B 9.102% - 9.304%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	20,550,000	20,193,232
		33,050,236
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.465% (1 Month SOFR + 3.50%), due 10/10/29 (e)	12,921,075	12,339,627
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.829% (1 Month SOFR + 3.75%), due 12/9/31 (e)	12,935,000	12,913,437
		25,253,064
Broadcasting & Entertainment 0.0% ‡
Gray Media, Inc.
First Lien Term Loan D
7.249% (1 Month SOFR + 3.00%), due 12/1/28 (e)	4,007,861	4,010,991
Gray Television, Inc.
First Lien Term Loan B
9.384% (1 Month SOFR + 5.25%), due 5/23/29 (e)	261,433	261,302
		4,272,293
Capital Equipment 0.5%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (e)	10,791,205	10,738,748
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Capital Equipment (continued)
TK Elevator Midco GmbH
First Lien Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 4/30/30 (e)	$ 41,579,878	$ 41,807,279
		52,546,027
Cargo Transport 0.2%
Clue Opco LLC
First Lien Term Loan B
8.338% (3 Month SOFR + 4.50%), due 12/19/30 (e)	16,143,333	15,601,853
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.123% (3 Month SOFR + 3.00%), due 3/8/32 (e)	7,481,250	7,509,305
		23,111,158
Chemicals 0.2%
ASP Unifrax Holdings, Inc. (e)
First Lien Delayed Draw Term Loan
11.75% (3 Month SOFR + 3.75%), due 9/28/29	11,358,873	9,655,042
First Lien Term Loan
11.752% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)	14,695,952	12,940,668
		22,595,710
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.329% (1 Month SOFR + 4.25%), due 3/16/29 (e)	10,884,817	10,376,855
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.215% (1 Month SOFR + 2.25%), due 5/5/28 (e)	20,802,269	20,838,673
		31,215,528
Electronics 0.3%
Camelot US Acquisition LLC (e)
First Lien Incremental Term Loan B
6.715% (1 Month SOFR + 2.75%), due 1/31/31	11,023,602	10,839,872
First Lien Incremental Term Loan
7.215% (1 Month SOFR + 3.25%), due 1/31/31	10,000,000	9,925,000
	Principal Amount	Value

Electronics (continued)
Proofpoint, Inc.
First Lien Term Loan
6.965% (1 Month SOFR + 3.00%), due 8/31/28 (e)	$ 7,577,597	$ 7,602,330
		28,367,202
Energy (Electricity) 0.4%
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.155% (1 Month SOFR + 3.00%), due 1/30/32 (e)	13,965,000	13,970,824
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (e)	9,900,000	9,941,253
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 2.50%), due 5/17/30	5,831,486	5,837,562
First Lien 2024-1 Incremental Term Loan B
6.733% (3 Month SOFR + 2.50%), due 12/11/31	13,398,750	13,410,715
		43,160,354
Entertainment 0.1%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (7.50% PIK), due 4/10/26 (c)(g)(j)	21,346,750	7,684,830
Finance 0.6%
Arches Buyer, Inc.
First Lien New Term Loan
7.315% (1 Month SOFR + 3.25%), due 12/6/27 (e)	14,111,621	14,133,183
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (e)	7,486,736	7,517,933
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
6.965% (1 Month SOFR + 3.00%), due 12/10/30 (e)	1,990,012	1,999,133
Osaic Holdings, Inc.
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/2/32 (e)	15,000,000	15,010,710

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.028% (1 Month SOFR + 3.75%), due 1/31/28	$ 18,727,938	$ 16,386,946
First Lien Second Amendment Incremental Term Loan
9.079% (1 Month SOFR + 5.00%), due 1/31/28	15,085,139	13,265,494
		68,313,399
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.215% (1 Month SOFR + 6.25%), due 10/8/30 (e)	15,286,688	15,133,821
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.965% (1 Month SOFR + 4.00%), due 4/23/31 (e)	22,508,410	22,356,479
LifePoint Health, Inc.
First Lien Term Loan B1 7.655% - 7.782%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 5/19/31 (e)	24,962,963	24,959,068
		47,315,547
High Tech Industries 0.1%
Open Text Corp.
First Lien Term Loan B
5.715% (1 Month SOFR + 1.75%), due 1/31/30 (e)	6,258,439	6,252,569
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.215% (1 Month SOFR + 2.25%), due 2/6/31 (e)	8,865,000	8,776,350
Media 0.4%
Block Communications, Inc.
First Lien Term Loan
6.528% (1 Month SOFR + 2.25%), due 2/25/27 (e)	7,000,000	6,833,750
	Principal Amount	Value

Media (continued)
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (e)	$ 33,441,862	$ 33,483,664
		40,317,414
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (e)
First Lien First Out Term Loan 11.461% - 11.473%
(3 Month SOFR + 7.00%), due 6/11/28	9,878,563	9,853,867
First Lien Initial Term Loan
8.46% (3 Month SOFR + 4.00%), due 6/9/28	25,849,868	19,322,776
		29,176,643
Oil & Gas 0.4%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.57% (3 Month SOFR + 5.50%), due 10/30/28 (e)	36,986,637	16,218,640
PetroQuest Energy LLC (c)(g)(j)
First Lien Term Loan
13.75% (13.75% PIK) (PRIME + 6.50%), due 11/10/25 (e)	31,521,491	315,215
First Lien 2020 Term Loan
13.75% (13.75% PIK), due 9/19/26	1,416,611	1,416,611
Prairie Acquiror LP
First Lien Term Loan B4
7.715% (1 Month SOFR + 3.75%), due 8/1/29 (e)	10,343,221	10,394,937
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.465% (1 Month SOFR + 2.50%), due 11/17/28 (e)	15,249,344	15,260,232
		43,605,635
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.803% (3 Month SOFR + 6.80%), due 6/24/30 (e)	6,038,716	5,344,264
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Retail 1.1%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
9.003% (3 Month SOFR + 5.00%), due 8/6/30 (e)	$ 22,100,000	$ 21,492,250
Great Outdoors Group LLC
First Lien Term Loan B
7.215% (1 Month SOFR + 3.25%), due 1/23/32 (e)	98,324,546	98,299,965
		119,792,215
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
8.031% (1 Month SOFR + 4.00%), due 8/18/32 (e)	12,200,000	12,042,413
Services: Business 0.3%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.215% (1 Month SOFR + 2.25%), due 9/29/31 (e)	7,440,000	7,368,702
Aretec Group, Inc.
First Lien Term Loan B3
7.465% (1 Month SOFR + 3.50%), due 8/9/30 (e)	15,192,030	15,240,553
Dynamo US Bidco, Inc.
First Lien Term Loan B
7.363% (1 Month SOFR + 3.25%), due 9/30/31 (e)	10,380,000	10,399,463
Orion US Finco, Inc.
First Lien Initial Term Loan
7.427% (3 Month SOFR + 3.50%), due 10/8/32 (e)	5,700,000	5,723,752
		38,732,470
Software 0.4%
Cloud Software Group, Inc. (e)
First Lien Incremental Term Loan B
7.252% (3 Month SOFR + 3.25%), due 3/21/31	9,985,116	9,980,953
First Lien Initial Dollar Term Loan B
7.252% (3 Month SOFR + 3.25%), due 8/16/32	23,703,695	23,692,578
	Principal Amount	Value

Software (continued)
McAfee Corp.
First Lien Tranche Term Loan B1
6.965% (1 Month SOFR + 3.00%), due 3/1/29 (e)	$ 11,206,797	$ 10,632,448
		44,305,979
Telecommunications 0.0% ‡
CSC Holdings LLC
First Lien 2022 Term Loan
8.532% (1 Month SOFR + 4.50%), due 1/18/28 (e)	1,984,694	1,963,607
Total Loan Assignments (Cost $833,360,439)		766,324,302
Total Long-Term Bonds (Cost $10,608,098,368)		10,497,336,694

	Shares

Common Stocks 0.9%
Electric Utilities 0.1%
Keycon Power Holdings LLC (g)(j)(k)	385,976	10,772,590
Electrical Equipment 0.1%
Energy Technologies, Inc. (g)(j)(k)	16,724	5,652,712
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (k)	97,664	54,370
Entertainment 0.1%
Warner Bros Discovery, Inc. (k)	644,000	14,457,800
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(k)	386,241	13,518,435
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (k)	66,576	12,383,802
PetroQuest Energy, Inc. (g)(j)(k)	284,709	—
Talos Energy, Inc. (k)	2,074,193	20,347,833
		32,731,635
Pharmaceuticals 0.2%
Mallinckrodt ARD LLC (k)	168,818	17,261,640

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Corporate Bond Fund

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 0.0% ‡
Vodafone Group plc, Sponsored ADR	271,152	$ 3,267,382
Total Common Stocks (Cost $178,281,861)		97,716,564
Convertible Preferred Stock 0.0% ‡
Pharmaceuticals 0.0% ‡
Mallinckrodt plc, (g)(k)	7,692,023,352	—
Total Convertible Preferred Stock (Cost $0)		—
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (g)(j)(k)	37,258	36,326,550
Total Preferred Stock (Cost $35,514,837)		36,326,550
Exchange-Traded Funds 0.4%
iShares Gold Trust (k)	510,000	38,448,900
SPDR Gold Shares (k)	15,336	5,645,488
Total Exchange-Traded Funds (Cost $15,202,532)		44,094,388
Total Investments (Cost $10,837,097,598)	95.6%	10,675,474,196
Other Assets, Less Liabilities	4.4	491,920,338
Net Assets	100.0%	$ 11,167,394,534

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $62,168,508, which represented 0.6% of the Fund’s net assets. (Unaudited)
(k)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 46,760,000	$ —	$ 46,760,000
Corporate Bonds	—	9,675,375,726	5,025,656	9,680,401,382
Foreign Government Bond	—	3,851,010	—	3,851,010
Loan Assignments	—	756,907,646	9,416,656	766,324,302
Total Long-Term Bonds	—	10,482,894,382	14,442,312	10,497,336,694
Common Stocks	50,511,187	30,780,075	16,425,302	97,716,564
Convertible Preferred Stock	—	—	—	—
Preferred Stock	—	—	36,326,550	36,326,550
Exchange-Traded Funds	44,094,388	—	—	44,094,388
Total Investments in Securities	$ 94,605,575	$ 10,513,674,457	$ 67,194,164	$ 10,675,474,196

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Corporate Bond Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $10,837,097,598)	$10,675,474,196
Cash	380,553,469
Receivables:
Interest	155,300,963
Investment securities sold	16,308,407
Fund shares sold	12,820,104
Other assets	1,610,762
Total assets	11,242,067,901
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	27,939
Payables:
Investment securities purchased	46,473,813
Fund shares redeemed	16,295,158
Manager (See Note 3)	5,120,447
Transfer agent (See Note 3)	1,755,641
NYLIFE Distributors (See Note 3)	668,665
Professional fees	92,213
Custodian	23,769
Shareholder communication	19,686
Trustees	16,198
Accrued expenses	1,739
Distributions payable	4,178,099
Total liabilities	74,673,367
Net assets	$11,167,394,534
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$21,444,684
Additional paid-in-capital	11,858,568,354
11,880,013,038
Total distributable earnings (loss)	(712,618,504)
Net assets	$11,167,394,534
Class A
Net assets applicable to outstanding shares	$2,786,891,055
Shares of beneficial interest outstanding	534,573,397
Net asset value per share outstanding	$5.21
Maximum sales charge (4.50% of offering price)	0.25
Maximum offering price per share outstanding	$5.46
Investor Class
Net assets applicable to outstanding shares	$94,463,760
Shares of beneficial interest outstanding	17,969,510
Net asset value per share outstanding	$5.26
Maximum sales charge (4.00% of offering price)	0.22
Maximum offering price per share outstanding	$5.48
Class C
Net assets applicable to outstanding shares	$57,704,728
Shares of beneficial interest outstanding	11,117,517
Net asset value and offering price per share outstanding	$5.19
Class I
Net assets applicable to outstanding shares	$3,776,762,470
Shares of beneficial interest outstanding	724,144,497
Net asset value and offering price per share outstanding	$5.22
Class R2
Net assets applicable to outstanding shares	$6,755,871
Shares of beneficial interest outstanding	1,295,369
Net asset value and offering price per share outstanding	$5.22
Class R3
Net assets applicable to outstanding shares	$5,835,769
Shares of beneficial interest outstanding	1,120,829
Net asset value and offering price per share outstanding	$5.21
Class R6
Net assets applicable to outstanding shares	$4,438,761,321
Shares of beneficial interest outstanding	854,205,478
Net asset value and offering price per share outstanding	$5.20
SIMPLE Class
Net assets applicable to outstanding shares	$219,560
Shares of beneficial interest outstanding	41,769
Net asset value and offering price per share outstanding	$5.26

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$769,778,161
Dividends (net of foreign tax withholding of $4,420)	393,701
Other	19,959,189
Total income	790,131,051
Expenses
Manager (See Note 3)	60,991,221
Transfer agent (See Note 3)	11,142,622
Distribution/Service—Class A (See Note 3)	7,066,536
Distribution/Service—Investor Class (See Note 3)	250,635
Distribution/Service—Class B (See Note 3)(a)	3,142
Distribution/Service—Class C (See Note 3)	670,895
Distribution/Service—Class R2 (See Note 3)	16,315
Distribution/Service—Class R3 (See Note 3)	26,660
Distribution/Service—SIMPLE Class (See Note 3)	841
Shareholder communication	966,286
Professional fees	830,869
Registration	313,919
Trustees	297,398
Custodian	145,218
Shareholder service (See Note 3)	11,858
Miscellaneous	349,589
Total expenses	83,084,004
Net investment income (loss)	707,047,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,209,057)
Foreign currency transactions	5,554
Net realized gain (loss)	(3,203,503)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(15,253,804)
Translation of other assets and liabilities in foreign currencies	(5,555)
Unfunded commitments	(42,138)
Net change in unrealized appreciation (depreciation)	(15,301,497)
Net realized and unrealized gain (loss)	(18,505,000)
Net increase (decrease) in net assets resulting from operations	$688,542,047

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Corporate Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$707,047,047	$668,586,844
Net realized gain (loss)	(3,203,503)	(34,323,142)
Net change in unrealized appreciation (depreciation)	(15,301,497)	670,806,062
Net increase (decrease) in net assets resulting from operations	688,542,047	1,305,069,764
Distributions to shareholders:
Class A	(168,837,018)	(175,702,930)
Investor Class	(5,732,662)	(6,386,280)
Class B(a)	(12,807)	(228,961)
Class C	(3,353,221)	(4,670,256)
Class I	(237,982,843)	(225,238,274)
Class R1(b)	—	(778)
Class R2	(385,360)	(362,906)
Class R3	(302,195)	(263,536)
Class R6	(289,245,569)	(260,555,854)
SIMPLE Class	(9,745)	(7,493)
Total distributions to shareholders	(705,861,420)	(673,417,268)
Capital share transactions:
Net proceeds from sales of shares	2,249,563,051	3,268,966,397
Net asset value of shares issued to shareholders in reinvestment of distributions	657,470,937	635,674,315
Cost of shares redeemed	(3,217,980,239)	(3,003,222,305)
Increase (decrease) in net assets derived from capital share transactions	(310,946,251)	901,418,407
Net increase (decrease) in net assets	(328,265,624)	1,533,070,903
Net Assets
Beginning of year	11,495,660,158	9,962,589,255
End of year	$11,167,394,534	$11,495,660,158

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.31	0.31	0.28	0.24	0.25
Net realized and unrealized gain (loss)	(0.01)	0.31	0.03	(0.73)	0.25
Total from investment operations	0.30	0.62	0.31	(0.49)	0.50
Less distributions:
From net investment income	(0.31)	(0.31)	(0.28)	(0.24)	(0.25)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.31)	(0.31)	(0.28)	(0.26)	(0.28)
Net asset value at end of year	$5.21	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	5.96%	12.89%	6.31%	(8.88)%	9.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.00%	5.99%	5.52%	4.58%	4.38%
Net expenses (c)	0.97%	0.96%	0.96%	0.95%	0.95%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$2,786,891	$2,895,696	$2,876,677	$3,074,182	$3,901,512

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.26	$4.94	$4.92	$5.67	$5.45
Net investment income (loss) (a)	0.31	0.30	0.27	0.24	0.24
Net realized and unrealized gain (loss)	(0.01)	0.32	0.02	(0.73)	0.26
Total from investment operations	0.30	0.62	0.29	(0.49)	0.50
Less distributions:
From net investment income	(0.30)	(0.30)	(0.27)	(0.24)	(0.25)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.30)	(0.30)	(0.27)	(0.26)	(0.28)
Net asset value at end of year	$5.26	$5.26	$4.94	$4.92	$5.67
Total investment return (b)	5.92%	12.80%	5.87%	(8.90)%	9.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.81%	5.82%	5.35%	4.45%	4.26%
Net expenses (c)	1.16%	1.14%	1.14%	1.09%	1.08%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000's)	$94,464	$105,009	$111,541	$116,961	$139,214

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.20	$4.89	$4.86	$5.60	$5.39
Net investment income (loss) (a)	0.26	0.26	0.23	0.19	0.20
Net realized and unrealized gain (loss)	(0.01)	0.31	0.03	(0.72)	0.24
Total from investment operations	0.25	0.57	0.26	(0.53)	0.44
Less distributions:
From net investment income	(0.26)	(0.26)	(0.23)	(0.20)	(0.21)
Return of capital	—	—	—	(0.01)	(0.02)
Total distributions	(0.26)	(0.26)	(0.23)	(0.21)	(0.23)
Net asset value at end of year	$5.19	$5.20	$4.89	$4.86	$5.60
Total investment return (b)	4.99%	11.89%	5.34%	(9.62)%	8.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.05%	5.09%	4.59%	3.66%	3.54%
Net expenses (c)	1.91%	1.89%	1.89%	1.84%	1.83%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$57,705	$79,312	$98,729	$133,295	$214,696

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.33	0.32	0.29	0.25	0.26
Net realized and unrealized gain (loss)	0.00‡	0.31	0.03	(0.73)	0.26
Total from investment operations	0.33	0.63	0.32	(0.48)	0.52
Less distributions:
From net investment income	(0.33)	(0.32)	(0.29)	(0.25)	(0.27)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.33)	(0.32)	(0.29)	(0.27)	(0.30)
Net asset value at end of year	$5.22	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	6.43%	13.16%	6.57%	(8.65)%	9.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.25%	6.22%	5.78%	4.82%	4.62%
Net expenses (c)	0.72%	0.71%	0.71%	0.70%	0.70%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$3,776,762	$3,912,995	$3,001,067	$3,159,577	$4,116,697

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R2	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.31	0.30	0.27	0.23	0.24
Net realized and unrealized gain (loss)	(0.00)‡	0.32	0.03	(0.73)	0.26
Total from investment operations	0.31	0.62	0.30	(0.50)	0.50
Less distributions:
From net investment income	(0.31)	(0.31)	(0.27)	(0.23)	(0.25)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.31)	(0.31)	(0.27)	(0.25)	(0.28)
Net asset value at end of year	$5.22	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	6.06%	12.77%	6.19%	(8.98)%	9.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.89%	5.89%	5.42%	4.45%	4.28%
Net expenses (c)	1.07%	1.06%	1.06%	1.05%	1.05%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$6,756	$6,453	$6,548	$6,949	$10,640

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.21	$4.90	$4.88	$5.62	$5.40
Net investment income (loss) (a)	0.29	0.29	0.26	0.22	0.22
Net realized and unrealized gain (loss)	(0.00)‡	0.31	0.02	(0.72)	0.26
Total from investment operations	0.29	0.60	0.28	(0.50)	0.48
Less distributions:
From net investment income	(0.29)	(0.29)	(0.26)	(0.22)	(0.23)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.29)	(0.29)	(0.26)	(0.24)	(0.26)
Net asset value at end of year	$5.21	$5.21	$4.90	$4.88	$5.62
Total investment return (b)	5.81%	12.52%	5.72%	(9.07)%	9.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.65%	5.62%	5.18%	4.25%	3.98%
Net expenses (c)	1.32%	1.31%	1.31%	1.30%	1.30%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$5,836	$4,989	$3,913	$3,482	$3,630

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.20	$4.89	$4.87	$5.61	$5.40
Net investment income (loss) (a)	0.33	0.33	0.30	0.26	0.27
Net realized and unrealized gain (loss)	0.00‡	0.31	0.02	(0.72)	0.24
Total from investment operations	0.33	0.64	0.32	(0.46)	0.51
Less distributions:
From net investment income	(0.33)	(0.33)	(0.30)	(0.26)	(0.27)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.33)	(0.33)	(0.30)	(0.28)	(0.30)
Net asset value at end of year	$5.20	$5.20	$4.89	$4.87	$5.61
Total investment return (b)	6.61%	13.39%	6.54%	(8.36)%	9.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.40%	6.39%	5.93%	4.98%	4.79%
Net expenses (c)	0.57%	0.56%	0.56%	0.57%	0.57%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$4,438,761	$4,489,548	$3,856,330	$3,609,591	$3,697,586

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.26	$4.95	$4.92	$5.67	$5.45
Net investment income (loss) (a)	0.31	0.30	0.27	0.22	0.23
Net realized and unrealized gain (loss)	(0.01)	0.31	0.02	(0.73)	0.25
Total from investment operations	0.30	0.61	0.29	(0.51)	0.48
Less distributions:
From net investment income	(0.30)	(0.30)	(0.26)	(0.22)	(0.23)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.30)	(0.30)	(0.26)	(0.24)	(0.26)
Net asset value at end of year	$5.26	$5.26	$4.95	$4.92	$5.67
Total investment return (b)	5.90%	12.54%	6.00%	(9.14)%	8.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.82%	5.67%	5.30%	4.23%	4.00%
Net expenses (c)	1.16%	1.21%	1.21%	1.34%	1.33%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$220	$144	$47	$32	$27

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay High Yield Corporate Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R2	May 1, 2008
Class R3	February 29, 2016
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is

28	NYLI MacKay High Yield Corporate Bond Fund

responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security

Notes to Financial Statements (continued)
or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The

30	NYLI MacKay High Yield Corporate Bond Fund

Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.

Notes to Financial Statements (continued)
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary

32	NYLI MacKay High Yield Corporate Bond Fund

of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million up to $5 billion; 0.525% from $5 billion up to $7 billion; 0.50% from $7 billion up to $10 billion; 0.49% from $10 billion to $15 billion; and 0.48% in excess of $15 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the year ended October 31, 2025, the effective management fee rate was 0.54%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $60,991,221 and paid the Subadvisor in the amount of $29,915,131.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2025, shareholder service fees incurred by the Fund were as follows:

Class R2	$6,526
Class R3	5,332
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $306,348 and $11,366, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $15,852, $40 and $3,219, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered

Notes to Financial Statements (continued)
into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$4,407,282	$—
Investor Class	344,548	—
Class B*	1,085	—
Class C	231,020	—
Class I	5,959,572	—
Class R2	10,170	—
Class R3	8,272	—
Class R6	180,510	—
SIMPLE Class	163	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$14,898,074	0.4%
SIMPLE Class	30,891	14.1
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$10,812,443,267	$254,956,023	$(391,925,094)	$(136,969,071)
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$9,106,059	$(580,515,533)	$(4,178,099)	$(137,030,931)	$(712,618,504)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $580,515,533, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$78,906	$501,610
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$705,861,420	$673,417,268
Note 5–Commitments and Contingencies
As of October 31, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Term Loan TBD, due 6/9/28	$2,551,806	$(27,939)
Commitments are available until maturity date.

34	NYLI MacKay High Yield Corporate Bond Fund

Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of October 31, 2025, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	10/31/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 9,200,000	$ 9,323,706	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	386,241	43,250,890	13,518,435	0.1
Total			$ 52,574,596	$ 13,518,435	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $3,618,863 and $3,912,692, respectively.

Notes to Financial Statements (continued)
Note 11–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	62,718,145	$326,461,867
Shares issued to shareholders in reinvestment of distributions	28,321,659	147,534,719
Shares redeemed	(114,866,321)	(598,429,956)
Net increase (decrease) in shares outstanding before conversion	(23,826,517)	(124,433,370)
Shares converted into Class A (See Note 1)	3,621,299	18,908,018
Shares converted from Class A (See Note 1)	(70,668)	(368,160)
Net increase (decrease)	(20,275,886)	$(105,893,512)
Year ended October 31, 2024:
Shares sold	66,824,129	$343,909,656
Shares issued to shareholders in reinvestment of distributions	29,595,850	152,701,765
Shares redeemed	(131,886,644)	(680,010,324)
Net increase (decrease) in shares outstanding before conversion	(35,466,665)	(183,398,903)
Shares converted into Class A (See Note 1)	4,898,794	25,393,112
Shares converted from Class A (See Note 1)	(741,849)	(3,810,039)
Net increase (decrease)	(31,309,720)	$(161,815,830)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	738,854	$3,883,915
Shares issued to shareholders in reinvestment of distributions	1,051,257	5,522,701
Shares redeemed	(2,149,974)	(11,298,005)
Net increase (decrease) in shares outstanding before conversion	(359,863)	(1,891,389)
Shares converted into Investor Class (See Note 1)	291,679	1,535,762
Shares converted from Investor Class (See Note 1)	(1,926,055)	(10,132,517)
Net increase (decrease)	(1,994,239)	$(10,488,144)
Year ended October 31, 2024:
Shares sold	1,166,799	$6,058,282
Shares issued to shareholders in reinvestment of distributions	1,184,015	6,155,859
Shares redeemed	(2,497,745)	(12,982,246)
Net increase (decrease) in shares outstanding before conversion	(146,931)	(768,105)
Shares converted into Investor Class (See Note 1)	486,073	2,522,018
Shares converted from Investor Class (See Note 1)	(2,936,253)	(15,355,568)
Net increase (decrease)	(2,597,111)	$(13,601,655)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	805	$4,163
Shares issued to shareholders in reinvestment of distributions	2,370	12,320
Shares redeemed	(23,959)	(123,997)
Net increase (decrease) in shares outstanding before conversion	(20,784)	(107,514)
Shares converted from Class B (See Note 1)	(270,891)	(1,413,029)
Net increase (decrease)	(291,675)	$(1,520,543)
Year ended October 31, 2024:
Shares sold	14,871	$75,989
Shares issued to shareholders in reinvestment of distributions	38,789	198,409
Shares redeemed	(513,992)	(2,627,890)
Net increase (decrease) in shares outstanding before conversion	(460,332)	(2,353,492)
Shares converted from Class B (See Note 1)	(822,808)	(4,221,132)
Net increase (decrease)	(1,283,140)	$(6,574,624)

36	NYLI MacKay High Yield Corporate Bond Fund

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	932,080	$4,845,476
Shares issued to shareholders in reinvestment of distributions	632,838	3,282,475
Shares redeemed	(4,275,737)	(22,175,674)
Net increase (decrease) in shares outstanding before conversion	(2,710,819)	(14,047,723)
Shares converted from Class C (See Note 1)	(1,434,128)	(7,450,399)
Net increase (decrease)	(4,144,947)	$(21,498,122)
Year ended October 31, 2024:
Shares sold	1,192,214	$6,116,811
Shares issued to shareholders in reinvestment of distributions	884,386	4,541,592
Shares redeemed	(5,754,282)	(29,605,735)
Net increase (decrease) in shares outstanding before conversion	(3,677,682)	(18,947,332)
Shares converted from Class C (See Note 1)	(1,258,404)	(6,478,806)
Net increase (decrease)	(4,936,086)	$(25,426,138)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	132,825,338	$693,946,960
Shares issued to shareholders in reinvestment of distributions	44,368,913	231,326,916
Shares redeemed	(199,616,973)	(1,041,236,602)
Net increase (decrease) in shares outstanding before conversion	(22,422,722)	(115,962,726)
Shares converted into Class I (See Note 1)	124,164	646,591
Shares converted from Class I (See Note 1)	(3,057,571)	(16,045,128)
Net increase (decrease)	(25,356,129)	$(131,361,263)
Year ended October 31, 2024:
Shares sold	275,069,922	$1,418,426,030
Shares issued to shareholders in reinvestment of distributions	42,069,857	217,398,159
Shares redeemed	(179,344,234)	(926,297,340)
Net increase (decrease) in shares outstanding before conversion	137,795,545	709,526,849
Shares converted into Class I (See Note 1)	740,307	3,802,614
Shares converted from Class I (See Note 1)	(358,324)	(1,853,109)
Net increase (decrease)	138,177,528	$711,476,354

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	5	$26
Shares issued to shareholders in reinvestment of distributions	153	778
Shares redeemed	(9,889)	(50,913)
Net increase (decrease)	(9,731)	$(50,109)

Class R2	Shares	Amount
Year ended October 31, 2025:
Shares sold	465,868	$2,435,581
Shares issued to shareholders in reinvestment of distributions	53,234	277,531
Shares redeemed	(459,648)	(2,402,045)
Net increase (decrease)	59,454	$311,067
Year ended October 31, 2024:
Shares sold	276,407	$1,434,657
Shares issued to shareholders in reinvestment of distributions	47,211	243,840
Shares redeemed	(421,199)	(2,165,572)
Net increase (decrease)	(97,581)	$(487,075)

Class R3	Shares	Amount
Year ended October 31, 2025:
Shares sold	215,907	$1,124,373
Shares issued to shareholders in reinvestment of distributions	52,887	275,191
Shares redeemed	(104,944)	(546,392)
Net increase (decrease)	163,850	$853,172
Year ended October 31, 2024:
Shares sold	359,239	$1,851,935
Shares issued to shareholders in reinvestment of distributions	46,497	239,761
Shares redeemed	(244,234)	(1,264,815)
Net increase (decrease) in shares outstanding before conversion	161,502	826,881
Shares converted from Class R3 (See Note 1)	(2,713)	(13,972)
Net increase (decrease)	158,789	$812,909

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	233,815,017	$1,216,756,354
Shares issued to shareholders in reinvestment of distributions	51,841,607	269,229,339
Shares redeemed	(297,066,319)	(1,541,727,855)
Net increase (decrease) in shares outstanding before conversion	(11,409,695)	(55,742,162)
Shares converted into Class R6 (See Note 1)	2,823,992	14,768,316
Shares converted from Class R6 (See Note 1)	(86,077)	(449,454)
Net increase (decrease)	(8,671,780)	$(41,423,300)
Year ended October 31, 2024:
Shares sold	287,637,833	$1,490,976,654
Shares issued to shareholders in reinvestment of distributions	49,402,512	254,186,659
Shares redeemed	(262,208,232)	(1,348,184,922)
Net increase (decrease) in shares outstanding before conversion	74,832,113	396,978,391
Shares converted into Class R6 (See Note 1)	26,944	138,000
Shares converted from Class R6 (See Note 1)	(23,770)	(123,118)
Net increase (decrease)	74,835,287	$396,993,273

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	19,955	$104,362
Shares issued to shareholders in reinvestment of distributions	1,854	9,745
Shares redeemed	(7,493)	(39,713)
Net increase (decrease)	14,316	$74,394
Year ended October 31, 2024:
Shares sold	22,655	$116,357
Shares issued to shareholders in reinvestment of distributions	1,439	7,493
Shares redeemed	(6,200)	(32,548)
Net increase (decrease)	17,894	$91,302

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI MacKay High Yield Corporate Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay High Yield Corporate Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agents, agent banks, underlying investee, and brokers; when replies were not received from transfer agents, agent banks, or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $705,250 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 0.04% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
40	NYLI MacKay High Yield Corporate Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:  March 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:  March 17, 2026

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:  March 17, 2026